Acquisitions - Additional Information (Detail) $ in Millions				3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 04, 2016	Dec. 10, 2015 USD ($) Facility	Nov. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2016
Business Acquisition [Line Items]
Net cash outflow						$ 1,930	$ 222
Net adjustment to goodwill						615	$ 120
Stadco Automotive Ltd. [Member]
Business Acquisition [Line Items]
Interest acquired			100.00%
Cash paid			$ 115
Getrag Group Of Companies [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired	100.00%
Net cash outflow					$ 1,855
Cash acquired in business acquisition					136
Goodwill				$ 590	590	590
Amortizable intangible assets, estimated useful life	15 years
Sales from acquired company						2,000
Net income from acquired company						45
Getrag Group Of Companies [Member] | Measurement Period adjustments [Member]
Business Acquisition [Line Items]
Net cash outflow					73
Goodwill				$ 160	$ 160	$ 160
BOCO Group of Companies [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired				100.00%	100.00%	100.00%
Telemotive AG [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired								100.00%
Xingqiaorui Partnership and Stadco [Member]
Business Acquisition [Line Items]
Net adjustment to goodwill				$ 14
Xingqiaorui Partnership [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired		53.00%
Number of manufacturing facilities in China | Facility		3
Cash paid		$ 36
Percentage of noncontrolling equity interest in Xingqiaorui		47.00%
Cash consideration paid		$ 130